UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21990

Fidelity Commonwealth Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Small Cap Enhanced Index Fund

November 30, 2017

SCE-QTLY-0118
1.870937.109

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 1.8%
American Axle & Manufacturing Holdings, Inc. (a)(b)	241,382	$4,332,807
Cooper-Standard Holding, Inc. (a)	43,168	5,442,190
Tenneco, Inc.	93,117	5,532,081
		15,307,078
Diversified Consumer Services - 0.4%
Cambium Learning Group, Inc. (a)	1,852	10,964
K12, Inc. (a)	189,278	3,130,658
		3,141,622
Hotels, Restaurants & Leisure - 0.2%
Buffalo Wild Wings, Inc. (a)	320	49,904
Century Casinos, Inc. (a)	1,558	14,100
Penn National Gaming, Inc. (a)	34,857	1,002,487
Red Robin Gourmet Burgers, Inc. (a)(b)	8,954	469,190
		1,535,681
Household Durables - 3.5%
Bassett Furniture Industries, Inc.	8,337	320,141
Flexsteel Industries, Inc.	57,411	2,985,372
iRobot Corp. (a)(b)	69,565	4,773,550
KB Home	183,567	5,756,661
La-Z-Boy, Inc.	174,690	5,747,301
M.D.C. Holdings, Inc.	140,202	5,022,036
New Home Co. LLC (a)	15,207	175,337
Taylor Morrison Home Corp. (a)	214,027	5,170,892
		29,951,290
Internet & Direct Marketing Retail - 0.1%
PetMed Express, Inc.	10,526	414,198
Shutterfly, Inc. (a)	8,797	388,651
		802,849
Leisure Products - 0.5%
American Outdoor Brands Corp. (a)(b)	19,082	267,720
Callaway Golf Co.	61,025	885,473
Johnson Outdoors, Inc. Class A	17,160	1,255,082
MCBC Holdings, Inc. (a)	78,191	1,845,308
Nautilus, Inc. (a)	5,469	71,644
		4,325,227
Media - 0.6%
A.H. Belo Corp. Class A	13,137	62,401
Entravision Communication Corp. Class A	37,327	263,155
Saga Communications, Inc. Class A	974	43,927
Sinclair Broadcast Group, Inc. Class A	135,451	4,612,107
The McClatchy Co. Class A (a)(b)	5,521	56,616
		5,038,206
Multiline Retail - 0.6%
Big Lots, Inc. (b)	80,569	4,761,628
Specialty Retail - 3.4%
Aaron's, Inc. Class A	103,797	3,915,223
American Eagle Outfitters, Inc.	88,159	1,417,597
Ascena Retail Group, Inc. (a)	291	681
Big 5 Sporting Goods Corp. (b)	285,696	2,157,005
Caleres, Inc.	10,989	358,681
Chico's FAS, Inc.	478,093	4,216,780
DSW, Inc. Class A	175,597	3,745,484
Hibbett Sports, Inc. (a)(b)	18,189	362,871
Office Depot, Inc.	757,985	2,478,611
Pier 1 Imports, Inc.	625,748	3,059,908
Shoe Carnival, Inc. (b)	15,452	413,805
Sleep Number Corp. (a)(b)	61,420	2,161,370
Tailored Brands, Inc.	68,596	1,156,529
The Children's Place Retail Stores, Inc.	25,759	3,423,371
		28,867,916
Textiles, Apparel & Luxury Goods - 0.3%
Cadence Bancorp	12,123	295,801
Movado Group, Inc.	77,276	2,268,051
		2,563,852

TOTAL CONSUMER DISCRETIONARY		96,295,349

CONSUMER STAPLES - 4.5%
Beverages - 0.8%
Boston Beer Co., Inc. Class A (a)(b)	11,358	2,042,736
National Beverage Corp. (b)	43,917	4,792,223
		6,834,959
Food & Staples Retailing - 1.4%
Ingles Markets, Inc. Class A	42,881	1,189,948
SpartanNash Co.	194,524	4,931,183
United Natural Foods, Inc. (a)(b)	118,285	5,680,046
Village Super Market, Inc. Class A	1,529	39,219
		11,840,396
Food Products - 1.4%
Dean Foods Co.	175,716	1,960,991
Fresh Del Monte Produce, Inc.	66,228	3,225,304
Sanderson Farms, Inc. (b)	34,847	5,913,187
Seneca Foods Corp. Class A (a)	12,111	416,013
		11,515,495
Household Products - 0.3%
Central Garden & Pet Co. Class A (non-vtg.) (a)	75,071	2,895,488
Personal Products - 0.3%
MediFast, Inc.	33,474	2,293,973
USANA Health Sciences, Inc. (a)	512	36,710
		2,330,683
Tobacco - 0.3%
Universal Corp.	46,574	2,484,723

TOTAL CONSUMER STAPLES		37,901,744

ENERGY - 1.8%
Energy Equipment & Services - 0.8%
Archrock, Inc.	100,405	953,848
McDermott International, Inc. (a)	675,839	4,906,591
Natural Gas Services Group, Inc. (a)	1,616	41,208
PHI, Inc. (non-vtg.) (a)	11,053	142,252
Rowan Companies PLC (a)(b)	37,220	538,573
U.S. Silica Holdings, Inc.	1,527	50,651
		6,633,123
Oil, Gas & Consumable Fuels - 1.0%
Adams Resources & Energy, Inc.	651	30,864
Bill Barrett Corp. (a)	34,531	202,006
CVR Energy, Inc. (b)	102,936	3,360,860
Denbury Resources, Inc. (a)(b)	56,298	98,522
Evolution Petroleum Corp.	13,669	95,683
International Seaways, Inc.	14,127	240,018
Midstates Petroleum Co., Inc. (a)	2,027	33,668
Navios Maritime Acquisition Corp.	43,123	57,785
Overseas Shipholding Group, Inc. (a)	240,636	702,657
Par Pacific Holdings, Inc. (a)(b)	7,178	149,015
Penn Virginia Corp.	16,638	570,850
Teekay Tankers Ltd. (b)	40,554	64,481
W&T Offshore, Inc. (a)(b)	1,037,381	3,257,376
		8,863,785

TOTAL ENERGY		15,496,908

FINANCIALS - 17.2%
Banks - 7.5%
Arrow Financial Corp.	1,017	37,426
BancFirst Corp.	61,386	3,486,725
Banco Latinoamericano de Comercio Exterior SA Series E	108,488	3,185,208
BancorpSouth Bank	9,621	319,898
Berkshire Hills Bancorp, Inc.	4,207	162,180
Blue Hills Bancorp, Inc.	405	8,647
Brookline Bancorp, Inc., Delaware	23,718	381,860
C & F Financial Corp.	172	10,320
Capital City Bank Group, Inc.	994	25,128
Cathay General Bancorp	135,046	5,859,646
CNB Financial Corp., Pennsylvania	350	9,968
Community Trust Bancorp, Inc.	10,865	540,534
Customers Bancorp, Inc. (a)	29,664	803,894
Eagle Bancorp, Inc. (a)	4,343	287,289
Fidelity Southern Corp.	53,176	1,172,531
First Bancorp, Puerto Rico (a)	815,278	4,060,084
First Busey Corp.	18,872	600,696
First Citizen Bancshares, Inc.	532	226,893
First Financial Bancorp, Ohio	46,714	1,324,342
First Interstate Bancsystem, Inc.	40,702	1,615,869
Fulton Financial Corp.	295,305	5,610,795
Great Southern Bancorp, Inc.	21,393	1,156,292
Guaranty Bancorp	1,999	58,071
Hancock Holding Co.	32,696	1,678,940
Heartland Financial U.S.A., Inc.	1,068	53,934
Heritage Commerce Corp.	9,030	146,557
Heritage Financial Corp., Washington	819	26,658
Hilltop Holdings, Inc.	32,353	804,619
HomeTrust Bancshares, Inc. (a)	330	8,910
Hope Bancorp, Inc.	6,355	118,966
IBERIABANK Corp.	47,429	3,687,605
Independent Bank Corp.	1,086	24,326
International Bancshares Corp.	119,352	4,923,270
Investors Bancorp, Inc.	23,984	342,252
LegacyTexas Financial Group, Inc.	25,590	1,071,453
Midland States Bancorp, Inc.	842	27,997
Northeast Bancorp	5,412	133,406
Peapack-Gladstone Financial Corp.	10,600	373,438
Peoples Bancorp, Inc.	734	24,853
Republic Bancorp, Inc., Kentucky Class A	3,125	133,000
Sandy Spring Bancorp, Inc.	44,725	1,761,718
Sterling Bancorp	49,135	1,245,572
The Bank of NT Butterfield & Son Ltd.	20,954	833,550
TowneBank	1,491	49,949
Umpqua Holdings Corp.	295,198	6,526,823
Union Bankshares Corp.	1,407	53,030
Valley National Bancorp	162,542	1,934,250
Washington Trust Bancorp, Inc.	253	14,383
Wintrust Financial Corp.	75,645	6,342,833
		63,286,588
Capital Markets - 3.7%
Arlington Asset Investment Corp. (b)	5,350	63,184
Artisan Partners Asset Management, Inc.	127,999	5,055,961
Diamond Hill Investment Group, Inc.	2,302	485,860
Evercore, Inc. Class A	67,749	5,884,001
Financial Engines, Inc.	175,063	4,884,258
Gain Capital Holdings, Inc.	24,799	187,232
GAMCO Investors, Inc. Class A	3,698	108,167
Houlihan Lokey	18,883	842,937
INTL FCStone, Inc. (a)	77,309	3,392,319
Investment Technology Group, Inc.	29,982	539,376
Manning & Napier, Inc. Class A	30,940	112,931
Moelis & Co. Class A	50,612	2,424,315
OM Asset Management Ltd.	4,725	77,490
Oppenheimer Holdings, Inc. Class A (non-vtg.)	1,971	53,118
Piper Jaffray Companies	36,896	2,898,181
Vector Capital Corp. rights (a)(c)	8,300	0
Waddell & Reed Financial, Inc. Class A (b)	225,618	4,580,045
		31,589,375
Consumer Finance - 0.9%
Enova International, Inc. (a)	122,331	1,816,615
Green Dot Corp. Class A (a)	10,740	663,732
Nelnet, Inc. Class A	83,992	4,499,451
Regional Management Corp. (a)	9,419	232,367
		7,212,165
Diversified Financial Services - 0.8%
Cotiviti Holdings, Inc. (a)	145,522	4,755,659
Granite Point Mortgage Trust, Inc.	48,172	864,687
Marlin Business Services Corp.	39,732	947,608
RBB Bancorp	684	17,230
		6,585,184
Insurance - 1.2%
American Equity Investment Life Holding Co.	1,041	33,031
EMC Insurance Group	2,427	75,286
Federated National Holding Co.	71,835	971,209
Health Insurance Innovations, Inc. (a)(b)	174,249	4,068,714
Kemper Corp.	6,451	445,119
National General Holdings Corp.	26,541	560,811
Selective Insurance Group, Inc.	18,530	1,134,036
Trupanion, Inc. (a)(b)	4,342	129,305
Universal Insurance Holdings, Inc.	112,869	2,979,742
		10,397,253
Mortgage Real Estate Investment Trusts - 0.7%
American Capital Mortgage Investment Corp.	12,035	223,249
Apollo Commercial Real Estate Finance, Inc. (b)	267,883	4,996,018
Cherry Hill Mortgage Investment Corp.	46,669	850,309
ZAIS Financial Corp.	659	10,412
		6,079,988
Real Estate Management & Development - 0.3%
The RMR Group, Inc.	38,139	2,297,875
Thrifts & Mortgage Finance - 2.1%
Essent Group Ltd. (a)	131,078	5,800,202
Farmer Mac Class C (non-vtg.)	7,664	569,052
Hingham Institution for Savings	348	79,414
Meridian Bancorp, Inc. Maryland	1,968	39,655
Nationstar Mortgage Holdings, Inc. (a)	37,248	673,071
NMI Holdings, Inc. (a)	126,226	2,152,153
Northwest Bancshares, Inc.	204,015	3,453,974
Trustco Bank Corp., New York	15,719	146,973
United Financial Bancorp, Inc. New	1,611	30,029
Walker & Dunlop, Inc. (a)	78,889	3,887,650
Waterstone Financial, Inc.	32,639	616,877
		17,449,050

TOTAL FINANCIALS		144,897,478

HEALTH CARE - 16.0%
Biotechnology - 4.0%
Acceleron Pharma, Inc. (a)	793	28,937
Acorda Therapeutics, Inc. (a)(b)	4,448	90,294
Aimmune Therapeutics, Inc. (a)	2,436	93,055
Akebia Therapeutics, Inc. (a)	45,490	707,824
AMAG Pharmaceuticals, Inc. (a)(b)	41,334	576,609
Amicus Therapeutics, Inc. (a)(b)	34,526	480,602
Applied Genetic Technologies Corp. (a)	32,960	123,600
Arena Pharmaceuticals, Inc. (a)	1,938	60,059
Array BioPharma, Inc. (a)(b)	113,285	1,274,456
Biohaven Pharmaceutical Holding Co. Ltd.	20,565	475,668
Biospecifics Technologies Corp. (a)	3,649	163,840
bluebird bio, Inc. (a)(b)	15,691	2,711,405
Blueprint Medicines Corp. (a)	9,632	722,978
Calithera Biosciences, Inc. (a)(b)	37,993	398,927
ChemoCentryx, Inc. (a)	20,742	134,823
Clovis Oncology, Inc. (a)	17,863	1,123,047
Conatus Pharmaceuticals, Inc. (a)(b)	108,494	450,250
Concert Pharmaceuticals, Inc. (a)	5,259	118,643
CytomX Therapeutics, Inc. (a)	33,664	696,845
Dyax Corp. rights 12/31/19 (a)(c)	29,085	98,016
Dynavax Technologies Corp. (a)	6,666	133,320
Eagle Pharmaceuticals, Inc. (a)(b)	10,801	637,907
Emergent BioSolutions, Inc. (a)(b)	30,824	1,354,098
Epizyme, Inc. (a)(b)	9,605	115,260
Esperion Therapeutics, Inc. (a)(b)	6,086	374,350
Exact Sciences Corp. (a)	39,564	2,353,267
FibroGen, Inc. (a)	31,099	1,477,203
Foundation Medicine, Inc. (a)	3,930	209,076
Genomic Health, Inc. (a)	16,629	503,692
Global Blood Therapeutics, Inc. (a)(b)	4,579	180,642
Halozyme Therapeutics, Inc. (a)(b)	67,636	1,262,764
Idera Pharmaceuticals, Inc. (a)	8,734	19,302
Ignyta, Inc. (a)	30,876	506,366
Immune Design Corp. (a)	4,554	18,671
ImmunoGen, Inc. (a)	84,621	537,343
Immunomedics, Inc. (a)	1,088	11,816
Insmed, Inc. (a)	16,259	507,118
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	29,213	504,509
Ligand Pharmaceuticals, Inc. Class B (a)(b)	4,972	655,558
Loxo Oncology, Inc. (a)(b)	4,253	326,418
Madrigal Pharmaceuticals, Inc. (a)	1,945	97,911
MiMedx Group, Inc. (a)(b)	47,344	547,770
Momenta Pharmaceuticals, Inc. (a)	60,955	841,179
Myriad Genetics, Inc. (a)(b)	47,940	1,660,162
PDL BioPharma, Inc. (a)(b)	283,389	824,662
Pfenex, Inc. (a)	15,030	36,974
PharmAthene, Inc. (b)	51,254	92,770
Pieris Pharmaceuticals, Inc. (a)	46,695	288,575
Portola Pharmaceuticals, Inc. (a)	21,765	1,104,574
Prothena Corp. PLC (a)(b)	6,092	283,217
Puma Biotechnology, Inc. (a)(b)	15,447	1,635,837
Repligen Corp. (a)(b)	3,043	107,874
Sage Therapeutics, Inc. (a)(b)	15,069	1,392,526
Sangamo Therapeutics, Inc. (a)(b)	66,551	1,078,126
Sarepta Therapeutics, Inc. (a)(b)	15,781	878,528
Spark Therapeutics, Inc. (a)(b)	4,909	359,486
Spectrum Pharmaceuticals, Inc. (a)	9,072	177,811
Ultragenyx Pharmaceutical, Inc. (a)(b)	7,009	353,884
		33,980,424
Health Care Equipment & Supplies - 4.2%
Analogic Corp.	11,256	931,997
Angiodynamics, Inc. (a)	62,566	1,074,884
Atrion Corp.	79	53,293
Cutera, Inc. (a)	37,388	1,534,777
Globus Medical, Inc. (a)	30,600	1,163,106
Haemonetics Corp. (a)	42,388	2,450,026
Halyard Health, Inc. (a)(b)	85,113	4,131,385
Lantheus Holdings, Inc. (a)	107,596	2,410,150
LivaNova PLC (a)	12,599	1,098,381
Masimo Corp. (a)	66,290	5,889,204
Meridian Bioscience, Inc.	150,944	2,271,707
Merit Medical Systems, Inc. (a)	72,479	3,149,213
OraSure Technologies, Inc. (a)	68,046	1,126,161
Orthofix International NV (a)	57,336	3,108,758
Quidel Corp. (a)	117,498	4,463,749
SurModics, Inc. (a)	17,249	570,942
		35,427,733
Health Care Providers & Services - 5.0%
Amedisys, Inc. (a)	20,696	1,117,584
American Renal Associates Holdings, Inc. (a)	3,884	56,240
AMN Healthcare Services, Inc. (a)(b)	19,893	998,629
Chemed Corp.	24,944	6,134,727
Civitas Solutions, Inc. (a)	5,003	97,308
Corvel Corp. (a)	39,815	2,199,779
Diplomat Pharmacy, Inc. (a)	37,341	668,404
HealthSouth Corp.	121,346	6,061,233
LHC Group, Inc. (a)	6,356	418,034
Magellan Health Services, Inc. (a)	61,016	5,155,852
Molina Healthcare, Inc. (a)(b)	73,590	5,757,682
National Healthcare Corp.	31,151	2,066,869
National Research Corp. Class A	1,131	38,397
Owens & Minor, Inc.	249,059	4,766,989
RadNet, Inc. (a)	114,289	1,200,035
Tivity Health, Inc. (a)(b)	48,226	1,774,717
Triple-S Management Corp. (a)(b)	125,694	3,572,223
		42,084,702
Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc. (a)	149,737	2,141,239
HMS Holdings Corp. (a)	101,503	1,677,845
Quality Systems, Inc. (a)	254,551	3,673,171
		7,492,255
Life Sciences Tools & Services - 0.4%
Cambrex Corp. (a)(b)	4,552	222,365
INC Research Holdings, Inc. Class A (a)	10,470	401,001
Luminex Corp.	35,818	765,072
Medpace Holdings, Inc. (a)(b)	7,366	245,361
PRA Health Sciences, Inc. (a)	24,466	2,015,264
		3,649,063
Pharmaceuticals - 1.5%
Aerie Pharmaceuticals, Inc. (a)(b)	6,334	406,960
Assembly Biosciences, Inc. (a)	10,442	521,160
Avexis, Inc. (a)	5,498	521,265
Catalent, Inc. (a)	60,208	2,395,676
Corcept Therapeutics, Inc. (a)(b)	72,428	1,299,358
Horizon Pharma PLC (a)	50,313	723,501
Innoviva, Inc. (a)(b)	32,056	420,575
Mersana Therapeutics, Inc. (b)	7,279	138,301
Nektar Therapeutics (a)	51,246	2,766,772
Pacira Pharmaceuticals, Inc. (a)	6,675	308,385
Phibro Animal Health Corp. Class A	17,704	614,329
Prestige Brands Holdings, Inc. (a)(b)	26,748	1,209,010
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	44,343	563,156
Supernus Pharmaceuticals, Inc. (a)	7,824	295,747
The Medicines Company (a)(b)	14,142	410,118
Theravance Biopharma, Inc. (a)(b)	2,167	61,651
Zogenix, Inc. (a)	1,933	75,097
		12,731,061

TOTAL HEALTH CARE		135,365,238

INDUSTRIALS - 16.0%
Aerospace & Defense - 2.6%
Astronics Corp. (a)	102,249	4,242,311
Astronics Corp. Class B (a)	23,923	991,848
Curtiss-Wright Corp.	51,559	6,403,628
Esterline Technologies Corp. (a)	14,432	1,022,507
KLX, Inc. (a)	59,734	3,351,675
Moog, Inc. Class A (a)	63,668	5,355,115
Vectrus, Inc. (a)	6,012	193,767
		21,560,851
Airlines - 0.6%
Hawaiian Holdings, Inc.	123,383	5,323,976
Building Products - 0.5%
Jeld-Wen Holding, Inc.	55,687	2,177,919
Universal Forest Products, Inc.	40,980	1,604,777
		3,782,696
Commercial Services & Supplies - 5.1%
ARC Document Solutions, Inc. (a)	8,072	22,279
Brady Corp. Class A	126,039	4,928,125
Casella Waste Systems, Inc. Class A (a)	13,648	290,975
Deluxe Corp.	60,479	4,300,057
Ennis, Inc.	36,184	765,292
Essendant, Inc.	220,200	2,072,082
Herman Miller, Inc.	145,298	5,194,404
Kimball International, Inc. Class B	240,049	4,450,508
Knoll, Inc.	117,872	2,566,073
LSC Communications, Inc.	140,248	2,294,457
Msa Safety, Inc.	60,223	5,179,178
Quad/Graphics, Inc.	204,965	4,613,762
SP Plus Corp. (a)	7,064	276,909
Steelcase, Inc. Class A	325,233	4,943,542
The Brink's Co.	14,282	1,154,700
VSE Corp.	7,457	356,221
		43,408,564
Construction & Engineering - 2.0%
Argan, Inc. (a)	76,514	4,514,326
EMCOR Group, Inc.	75,506	6,098,620
KBR, Inc.	280,330	5,256,188
Primoris Services Corp.	41,870	1,171,941
		17,041,075
Electrical Equipment - 0.4%
Allied Motion Technologies, Inc.	6,605	210,766
EnerSys	39,170	2,706,255
Preformed Line Products Co.	2,728	227,761
TPI Composites, Inc. (a)	8,439	159,835
		3,304,617
Machinery - 1.7%
Alamo Group, Inc.	20,041	2,363,836
Global Brass & Copper Holdings, Inc.	78,821	2,727,207
Greenbrier Companies, Inc. (b)	99,078	4,953,900
Hurco Companies, Inc.	22,003	981,334
Spartan Motors, Inc.	14,989	239,075
Wabash National Corp. (b)	165,611	3,337,062
Woodward, Inc.	167	12,917
		14,615,331
Marine - 0.2%
Costamare, Inc. (b)	249,399	1,434,044
Professional Services - 2.2%
Barrett Business Services, Inc.	4,318	286,542
Heidrick & Struggles International, Inc.	13,573	339,325
Insperity, Inc.	46,057	5,430,120
Kelly Services, Inc. Class A (non-vtg.)	66,490	1,938,184
Kforce, Inc.	35,245	916,370
Resources Connection, Inc.	180,205	2,892,290
RPX Corp.	343,278	4,527,837
TriNet Group, Inc. (a)	35,719	1,598,782
TrueBlue, Inc. (a)	25,807	734,209
		18,663,659
Road & Rail - 0.0%
Roadrunner Transportation Systems, Inc. (a)	24,366	208,573
Trading Companies & Distributors - 0.7%
Beacon Roofing Supply, Inc. (a)	19,265	1,234,501
Rush Enterprises, Inc. Class A (a)	89,182	4,344,055
		5,578,556

TOTAL INDUSTRIALS		134,921,942

INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 1.9%
ADTRAN, Inc.	83,834	1,936,565
Communications Systems, Inc.	8,076	30,850
Digi International, Inc. (a)	671	6,878
Extreme Networks, Inc. (a)	171,659	2,205,818
InterDigital, Inc.	58,761	4,471,712
NETGEAR, Inc. (a)	31,283	1,611,075
NetScout Systems, Inc. (a)	26,428	820,589
Plantronics, Inc.	99,404	5,200,817
		16,284,304
Electronic Equipment & Components - 5.7%
Anixter International, Inc. (a)	49,229	3,519,874
Benchmark Electronics, Inc. (a)	100,846	3,075,803
Control4 Corp. (a)	11,742	390,304
Daktronics, Inc.	16,400	157,112
Electro Scientific Industries, Inc. (a)	174,811	4,183,227
Insight Enterprises, Inc. (a)	20,350	793,650
Itron, Inc. (a)	17,407	1,121,881
Kimball Electronics, Inc. (a)	110,049	2,294,522
Methode Electronics, Inc. Class A	65,071	3,064,844
PC Connection, Inc.	5,657	155,058
Plexus Corp. (a)	40,232	2,514,902
Sanmina Corp. (a)	48,396	1,645,464
ScanSource, Inc. (a)	100,415	3,614,940
SYNNEX Corp.	41,374	5,635,139
Tech Data Corp. (a)	58,432	5,650,374
TTM Technologies, Inc. (a)(b)	276,386	4,513,383
Vishay Intertechnology, Inc.	249,093	5,455,137
		47,785,614
Internet Software & Services - 0.7%
AppFolio, Inc. (a)	16,978	732,601
Box, Inc. Class A (a)	23,326	490,546
Care.com, Inc. (a)	12,517	237,447
DHI Group, Inc. (a)	98,003	181,306
Etsy, Inc. (a)	64,368	1,059,497
Hortonworks, Inc. (a)	114,059	2,168,262
MeetMe, Inc. (a)(b)	318,371	808,662
New Relic, Inc. (a)	5,212	293,331
Yelp, Inc. (a)	1,367	60,900
		6,032,552
IT Services - 2.9%
CACI International, Inc. Class A (a)	1,832	241,732
Computer Task Group, Inc. (a)	9,954	51,661
Convergys Corp.	115,094	2,840,520
CSG Systems International, Inc.	111,943	5,137,064
EVERTEC, Inc.	279,655	3,887,205
Hackett Group, Inc.	48,905	798,619
Maximus, Inc.	36,896	2,548,776
Science Applications International Corp.	33,708	2,501,134
Sykes Enterprises, Inc. (a)	91,930	2,925,213
Syntel, Inc. (a)(b)	20,193	517,143
Travelport Worldwide Ltd.	234,614	3,141,481
		24,590,548
Semiconductors & Semiconductor Equipment - 5.8%
Advanced Energy Industries, Inc. (a)	15,419	1,155,962
Alpha & Omega Semiconductor Ltd. (a)	56,719	998,822
Amkor Technology, Inc. (a)	414,200	4,378,094
Axcelis Technologies, Inc. (a)	975	31,200
Brooks Automation, Inc.	151,129	3,761,601
Cabot Microelectronics Corp.	52,927	5,097,929
Cirrus Logic, Inc. (a)	102,747	5,675,744
Cohu, Inc.	60,567	1,378,505
Entegris, Inc.	77,648	2,352,734
Experi Corp.	8,082	155,983
FormFactor, Inc. (a)	110,734	1,816,038
Lattice Semiconductor Corp. (a)	119,578	701,923
MKS Instruments, Inc.	62,684	5,911,101
Nanometrics, Inc. (a)	71,793	1,806,312
Photronics, Inc. (a)	268,030	2,586,490
Pixelworks, Inc. (a)	51,601	296,706
Rambus, Inc. (a)	42,678	631,634
Rudolph Technologies, Inc. (a)	163,224	3,966,343
Synaptics, Inc. (a)(b)	121,144	4,571,975
Ultra Clean Holdings, Inc. (a)	80,700	1,693,086
		48,968,182
Software - 1.2%
American Software, Inc. Class A	738	9,528
Aspen Technology, Inc. (a)	67,505	4,517,435
Glu Mobile, Inc. (a)(b)	32,048	125,308
Progress Software Corp.	122,836	5,078,040
QAD, Inc.:
Class A	10,275	378,120
Class B	4,707	133,255
Zedge, Inc. (a)	23,751	69,828
Zix Corp. (a)	5,682	25,001
		10,336,515

TOTAL INFORMATION TECHNOLOGY		153,997,715

MATERIALS - 5.4%
Chemicals - 3.0%
Chase Corp.	10,769	1,360,125
FutureFuel Corp.	180,880	2,715,009
Innophos Holdings, Inc.	30,561	1,415,891
Kronos Worldwide, Inc.	163,214	4,555,303
Minerals Technologies, Inc.	18,666	1,352,352
PolyOne Corp.	32,025	1,479,875
Sensient Technologies Corp.	13,771	1,067,666
Stepan Co.	4,515	375,242
Tredegar Corp.	2,450	48,265
Trinseo SA	78,995	5,829,831
Tronox Ltd. Class A	211,815	4,848,445
Valhi, Inc.	23,183	156,485
		25,204,489
Containers & Packaging - 0.1%
Greif, Inc. Class A	5,884	321,090
Myers Industries, Inc.	25,850	551,898
UFP Technologies, Inc. (a)	1,236	34,052
		907,040
Metals & Mining - 1.1%
Atkore International Group, Inc. (a)	190,941	4,063,224
Century Aluminum Co. (a)(b)	213,332	2,826,649
Cliffs Natural Resources, Inc. (a)(b)	50,271	334,805
Coeur d'Alene Mines Corp. (a)	6,730	51,283
Hecla Mining Co.	13,828	51,717
Schnitzer Steel Industries, Inc. Class A	55,830	1,630,236
		8,957,914
Paper & Forest Products - 1.2%
Louisiana-Pacific Corp. (a)	209,589	5,786,752
Schweitzer-Mauduit International, Inc.	105,349	4,769,149
		10,555,901

TOTAL MATERIALS		45,625,344

REAL ESTATE - 5.4%
Equity Real Estate Investment Trusts (REITs) - 5.2%
Ashford Hospitality Trust, Inc.	69,515	452,543
CBL & Associates Properties, Inc. (b)	261,700	1,473,371
Chesapeake Lodging Trust	47,708	1,375,899
Four Corners Property Trust, Inc.	78,127	2,039,115
InfraReit, Inc.	103,157	2,178,676
iStar Financial, Inc. (a)(b)	52,096	599,104
LaSalle Hotel Properties (SBI) (b)	154,821	4,403,109
Potlatch Corp.	97,603	5,036,315
PS Business Parks, Inc.	30,274	4,013,121
Quality Care Properties, Inc. (a)	12,451	182,905
RAIT Financial Trust (b)	71,182	24,202
RLJ Lodging Trust	252,872	5,482,265
Ryman Hospitality Properties, Inc.	67,150	4,665,582
Summit Hotel Properties, Inc.	154,755	2,338,348
Sunstone Hotel Investors, Inc.	172,942	2,889,861
WP Glimcher, Inc.	202,849	1,442,256
Xenia Hotels & Resorts, Inc.	245,175	5,391,398
		43,988,070
Real Estate Management & Development - 0.2%
Forestar Group, Inc. (a)(b)	56,118	1,248,626
Gyrodyne LLC	366	7,840
Maui Land & Pineapple, Inc. (a)	22,477	364,127
		1,620,593

TOTAL REAL ESTATE		45,608,663

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
IDT Corp. Class B	43,113	673,856
Wireless Telecommunication Services - 0.1%
Spok Holdings, Inc.	42,506	743,855

TOTAL TELECOMMUNICATION SERVICES		1,417,711

UTILITIES - 2.7%
Electric Utilities - 1.1%
Allete, Inc.	69,506	5,595,233
PNM Resources, Inc.	33,120	1,506,960
Portland General Electric Co.	41,683	2,069,144
		9,171,337
Gas Utilities - 0.5%
ONE Gas, Inc.	16,995	1,346,854
Southwest Gas Holdings, Inc.	25,332	2,177,032
WGL Holdings, Inc.	7,934	670,740
		4,194,626
Independent Power and Renewable Electricity Producers - 0.8%
Atlantic Power Corp. (a)	20,450	52,149
NRG Yield, Inc. Class A	159,043	2,991,599
Ormat Technologies, Inc.	33,684	2,207,986
Pattern Energy Group, Inc. (b)	60,658	1,367,231
		6,618,965
Multi-Utilities - 0.3%
Avista Corp.	9,636	500,494
NorthWestern Energy Corp.	27,966	1,797,095
		2,297,589
Water Utilities - 0.0%
Consolidated Water Co., Inc.	2,433	31,994

TOTAL UTILITIES		22,314,511

TOTAL COMMON STOCKS
(Cost $686,933,345)		833,842,603
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18(d)
(Cost $1,986,870)	2,000,000	1,984,261
	Shares	Value

Money Market Funds - 13.4%
Fidelity Cash Central Fund, 1.13% (e)	7,863,055	$7,864,628
Fidelity Securities Lending Cash Central Fund 1.13% (e)(f)	104,801,372	104,811,852
TOTAL MONEY MARKET FUNDS
(Cost $112,671,016)		112,676,480
TOTAL INVESTMENT IN SECURITIES - 112.4%
(Cost $801,591,231)		948,503,344
NET OTHER ASSETS (LIABILITIES) - (12.4)%		(104,321,326)
NET ASSETS - 100%		$844,182,018

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	128	Dec. 2017	$9,890,560	$718,003	$718,003

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $551,624.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$92,204
Fidelity Securities Lending Cash Central Fund	426,673
Total	$518,877

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$96,295,349	$96,295,349	$--	$--
Consumer Staples	37,901,744	37,901,744	--	--
Energy	15,496,908	15,496,908	--	--
Financials	144,897,478	144,897,478	--	--
Health Care	135,365,238	135,267,222	--	98,016
Industrials	134,921,942	134,921,942	--	--
Information Technology	153,997,715	153,997,715	--	--
Materials	45,625,344	45,625,344	--	--
Real Estate	45,608,663	45,608,663	--	--
Telecommunication Services	1,417,711	1,417,711	--	--
Utilities	22,314,511	22,314,511	--	--
U.S. Government and Government Agency Obligations	1,984,261	--	1,984,261	--
Money Market Funds	112,676,480	112,676,480	--	--
Total Investments in Securities:	$948,503,344	$946,421,067	$1,984,261	$98,016
Derivative Instruments:
Assets
Futures Contracts	$718,003	$718,003	$--	$--
Total Assets	$718,003	$718,003	$--	$--
Total Derivative Instruments:	$718,003	$718,003	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	January 26, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 26, 2018